Prior Year Adjustment - Schedule of Prior Period Adjustments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Revenue	$ 88,888	$ 199,948	$ 330,091	$ 56,216
General and administrative expenses	$ 537,862	420,216	$ 1,394,163	$ 470,788	$ 2,500
As Previously Stated [Member]
Cost of Revenue		77,987
General and administrative expenses		542,177
Prior Year Adjustment [Member]
Cost of Revenue		121,961
General and administrative expenses		$ (121,961)